Summary of significant accounting policies - Other Assets (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Summary of significant accounting policies
Capitalized fees, business combination	$ 4,098,000	$ 0
Prepaid expenses, business combination	$ 0	$ 70,000